Financial Instruments - Schedule of Value of the Telesat Financing Warrants (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($)
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	$ 832,432
Change in fair value	577,256
Impact of foreign exchange	128
Ending balance	1,409,816
Government of Canada [Member]
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	701,340
Change in fair value	486,350
Impact of foreign exchange	108
Ending balance	1,187,798
Government of Quebec [Member]
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	131,092
Change in fair value	90,906
Impact of foreign exchange	20
Ending balance	$ 222,018